CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total USD ($)	Common Shares	Equity Units Number	Common Shares and Equity Units Amount USD ($)	Contributed Surplus USD ($)	Warrants USD ($)	Stock Options USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Balance at Dec. 31, 2012				$ 283,482,779	$ 5,171,603		$ 19,762,883	$ (302,209,087)	$ 211,683
Balance (in shares) at Dec. 31, 2012		72,211,473	500,236
Net loss								(15,436,410)
Other comprehensive loss									(214,257)
Stock option compensation							594,517
Fair value of options exercised				508,175			(508,175)
Fair value of warrants issued						543,915
Common shares issued for:
Private placement				4,478,566
Private placement (in shares)		1,750,000
Option exercises				677,718
Option exercises (in shares)		1,560,188
Debt settlement				2,175
Debt settlement (in shares)		750
Balance at Dec. 31, 2013	(2,933,915)			289,149,413	5,171,603	543,915	19,849,225	(317,645,497)	(2,574)
Balance (in shares) at Dec. 31, 2013		75,522,411	500,236
Net loss	(172,155)
Common shares issued for:
Option exercises				100,100
Option exercises (in shares)		55,000
Net loss								(14,263,879)
Other comprehensive loss									(47,241)
Stock option compensation							139,666
Fair value of options exercised				76,659			(76,659)
Equity Units converted to shares		499,275	(499,275)
Equity component - convertible notes					6,511,041
Balance at Sep. 30, 2014	$ (10,494,228)			$ 289,326,172	$ 11,682,644	$ 543,915	$ 19,912,232	$ (331,909,376)	$ (49,815)
Balance (in shares) at Sep. 30, 2014		76,076,686	961